Changes to the Company's lease exit cost reserves for closed properties (Detail) - Lease Exit Cost Reserves - USD ($) $ in Millions	12 Months Ended
	Feb. 25, 2017	Feb. 27, 2016
Restructuring Cost and Reserve [Line Items]
Beginning balance	$ 49.7	$ 43.5
Additions	14.7	28.6
Payments	(15.8)	(21.8)
Disposals, transferred to held for sale	(4.2)	(0.6)
Ending balance	$ 44.4	$ 49.7